Revenue (Details) - USD ($) $ in Thousands			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Oct. 31, 2021	Sep. 29, 2021	Jul. 29, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Oct. 29, 2021
Revenue (Details) [Line Items]
Accounts receivable	$ 704	$ 516				$ 704		$ 704
Performance obligations for customer contracts								4,450
Revenue recognized								$ 3,841
Marketing development payment					$ 5,000
Interest accrued percent								12.00%
Accrued interest	$ 0	$ 170
Value of alternative installation and replacement services						322		$ 354
Loss on infrequent product repairs										$ 2,879
Accounts payable										2,434
Reduction to deferred revenue										274
Prepaid interest										$ 171
Interest expense			$ 171
Marketing development fund								5,000
Warrant purchase issued (in Shares)											404,961
Contra-revenue recognized related to the warrant						$ (409)		$ (615)
United states represented						10.00%	10.00%	10.00%	10.00%
Leasing arrangements						$ 435	$ 619	$ 835	$ 1,252
Maximum [Member]
Revenue (Details) [Line Items]
Reduce the payment				$ 5,000
Revenue share agreement percentage						68.00%		68.00%
Premium content revenue percentage						90.00%		92.00%
Commission paid to restaurants						90.00%		96.00%
Minimum [Member]
Revenue (Details) [Line Items]
Reduce the payment				3,200
Revenue share agreement percentage						64.00%		64.00%
Premium content revenue percentage						83.00%		83.00%
Commission paid to restaurants						81.00%		79.00%
Customer A
Revenue (Details) [Line Items]
Marketing development payment				5,000
Handheld services payable				2,000
Value of alternative installation and replacement services				2,000
Resulting from covid-19				3,333
Related accrued interest				805
Longer request a refund				$ 2,000
Accounts payable			$ 3,200
Contract modification						$ 99		$ 351